INVESTMENT AT COST (Details Narrative) - PRIMEGEN US, INC. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
InvestmentAtCostLineItem [Line Items]
Sale of stock consideration received	196,110
Cost basis of equity interest		$ 250,000	$ 250,000